Commitments and contingencies (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 09, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and contingencies
Outstanding capital commitments		$ 109,881	$ 142,975
Ability period to file notice of appeal by plaintiff	30 days